CENTAUR MUTUAL FUNDS TRUST

CENTAUR TOTAL RETURN FUND

SUPPLEMENT

Dated January 5, 2015

This Supplement updates the Statement of Additional Information (“SAI”), dated February 28, 2014 and supplemented on November 4, 2014, for the Centaur Total Return Fund (the “Fund”), a series of the Centaur Mutual Funds Trust (the “Trust”), to revise and update the information contained therein as described below.  For more information, please contact the Fund at 1-888-484-5766.

Jack E. Brinson resigned as an Independent Trustee on the Board of Trustees of the Trust (the “Board”), effective December 31, 2014.  Mr. Brinson did not resign pursuant to any disagreement with the Trust.  The Board is now composed of two Trustees, both of which are Independent Trustees.

The following table replaces, in its entirety, the table in the section entitled “Management and Other Service Providers – Trustees and Officers” on pages 21-23 of the SAI:

Name, Address, and Year of Birth	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s)During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by TrusteeDuring the Past 5 Years
INDEPENDENT TRUSTEES
James H. Speed, Jr., Y.O.B. 1953	TrusteeandChairman	Since 3/2009(Chairman since 09/2012)	President and CEO of NC Mutual Life Insurance Company (insurance company) since May 2003; President of Speed Financial Group, Inc. (consulting/private investments) from March 2000 to April 2003.	1

Independent Trustee of Hillman Capital Management Investment Trust for its one series, Brown Capital Management Funds for its three series, Starboard Investment Trust for its twenty-four series, and WST Investment Trust for its two series (all registered investment companies); Member of Board of Directors of NC Mutual Life Insurance Company; Member of Board of Directors of M&F Bancorp; Member of Board of Directors of Investors Title Company; previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 to 2010 (registered investment company).

Thomas G. Douglass,Y.O.B. 1956	Trustee	Since 09/2013	Principal, Douglass and Douglass, Attorneys	1	Independent Trustee of WST Investment Trust for its two series (all registered investment companies)
OTHER OFFICERS
Malcolm “Zeke” Ashton,Y.O.B. 1970	President (Principal Executive Officer)	Since 09/2013	Managing Partner, Centaur, since 2002.	n/a	n/a
Gennifer Ashton,Y.O.B. 1970	Treasurer (Principal Financial Officer)	Since 09/2013	Operations Manager, Centaur, since 2006.	n/a	n/a
Rick Schumacher,Y.O.B. 1963	Chief Compliance Officer	Since 09/2013	Consultant, Centaur, since September 2013; Consultant, T2 Partners Management LP, November 2011 to September 2013; Global Head of Product Management, Wall Street Systems, July 1991 to March 2012	n/a	n/a
Vilma Valdez,Y.O.B. 1977	Secretary	Since 09/2014	Associate Counsel, ALPS, since 2014; Associate Counsel, First Data Corporation 2012 to 2014; Legal Counsel, Invesco 2009 to 2011	n/a	n/a
Alan Gattis,Y.O.B. 1980	Assistant Treasurer	Since 09/2013	Fund Controller, ALPS, since 2011; Audit Manager, Spicer Jeffries LLP, 2009 to 2011; Auditor, PricewaterhouseCoopers LLP, 2004 to 2009.	n/a	n/a

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PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.